Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Accounts receivable, net	$ 10,995,604	68,353,075		51,114,718
Prepaid expenses and other current assets	2,427,880	15,092,674		13,625,663
Property and equipment, net	8,978,538	55,814,182		61,310,690
Accrued expenses and other payables	11,062,052	68,766,143		72,191,260
Deferred revenues	$ 1,348,582	8,383,327		7,376,527
Common shares, Par value (in dollars per share)	$ 0.01		$ 0.01
Common shares, authorized shares	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, Issued shares	46,091,518	46,091,518	46,000,312	46,000,312
Common shares, Outstanding shares	45,281,518	45,281,518	45,105,312	45,105,312
Treasury shares, number of common shares	37,118	37,118	26,440	26,440